Fees Summary	May 13, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	5,492.81
Total Transaction Valuation	39,774,161.70
Total Offset Amount	0.00
Net Fee	$ 5,492.81
Offering Table N/A
Offset Table N/A	N/A